Investment in Unconsolidated Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following table summarizes our carrying value and ownership interest in OpenKey:

	March 31, 2020	December 31, 2019
Carrying value of the investment in OpenKey (in thousands)	$2,801	$2,829
Ownership interest in OpenKey	17.1%	17.0%
The following table summarizes our equity in earnings (loss) in OpenKey (in thousands):

	Three Months Ended March 31,
Line Item	2020	2019
Equity in earnings (loss) of unconsolidated entity	$(79)	$(116)

The following table summarizes our carrying value and ownership interest in OpenKey:

	December 31, 2019	December 31, 2018
Carrying value of the investment in OpenKey (in thousands)	$2,829	$2,593
Ownership interest in OpenKey	17.0%	16.3%
The following table summarizes our equity in earnings (loss) in OpenKey (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Equity in earnings (loss) of unconsolidated entity	$(411)	$(592)	$(481)

The following tables summarize the condensed consolidated balance sheet and our ownership interest in Ashford Inc. as of December 31, 2018, and the condensed consolidated statements of operations of Ashford Inc. and our equity in earnings (loss) for the years ended December 31, 2019, 2018 and 2017 (in thousands):
Ashford Inc.
Condensed Consolidated Balance Sheet

December 31, 2018
Total assets	$379,005
Total liabilities	$108,726
Series B Convertible Preferred Stock	200,847
Redeemable noncontrolling interests	3,531
Total stockholders' equity of Ashford Inc.	65,443
Noncontrolling interests in consolidated entities	458
Total equity	65,901
Total liabilities and equity	$379,005
Our ownership interest in Ashford Inc.	$1,896

Ashford Inc.
Condensed Consolidated Statements of Operations

	Year Ended December 31,
	2019	2018	2017
Total revenue	$291,250	$195,520	$81,573
Total operating expenses	(302,480)	(196,359)	(92,095)
Operating income (loss)	(11,230)	(839)	(10,522)
Equity in earnings (loss) of unconsolidated entities	(286)	—	—
Realized and unrealized gain (loss) on investments, net	—	—	(91)
Interest expense and amortization of loan costs	(2,367)	(1,200)	(122)
Other income (expense)	49	(505)	264
Income tax benefit (expense)	(1,540)	10,364	(9,723)
Net income (loss)	(15,374)	7,820	(20,194)
(Income) loss from consolidated entities attributable to noncontrolling interests	536	924	358
Net (income) loss attributable to redeemable noncontrolling interests	983	1,438	1,484
Net income (loss) attributable to Ashford Inc.	(13,855)	10,182	(18,352)
Preferred dividends	(14,435)	(4,466)	—
Amortization of preferred stock discount	(1,928)	(730)	—
Net income attributable to common stockholders	$(30,218)	$4,986	$(18,352)
Our equity in earnings (loss) of Ashford Inc.	$(1,896)	$1,459	$(5,437)